Summary of Significant Accounting Policies and Recent Accounting Standards, Narrative (Q3) (Details) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer Benchmark [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%		100.00%
Revenue from Contract with Customer Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%		100.00%	100.00%	99.00%
Accounts Receivable [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage			100.00%		100.00%
Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage					100.00%	100.00%